Financial instruments and financial risk management (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	$ 1,572,157	$ 3,120,639
Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Bank loan | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities		123,637
Bank loan | Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities		0
Bank loan | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities		0
Trade payables | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	718,953	474,334
Trade payables | Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Trade payables | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Accrued liabilities | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	543,908	649,456
Accrued liabilities | Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Accrued liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Customer deposits | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	303,076	362,829
Customer deposits | Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Customer deposits | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Shareholder loan | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	6,230	10,383
Shareholder loan | Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Shareholder loan | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	$ 0	0
Promissory note | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities		1,500,000
Promissory note | Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities		0
Promissory note | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities		$ 0